Exhibit 99.1

Drive Auto Receivables Trust 2021-3

Class A-1 0.20801% Asset Backed Notes

Class A-2 0.52% Asset Backed Notes

Class A-3 0.79% Asset Backed Notes

Class B 1.11% Asset Backed Notes

Class C 1.47% Asset Backed Notes

Class D 1.94% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Drive Auto Receivables Trust 2021-3, as Issuer, Santander Bank, N.A., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wilmington Trust, National Association as Indenture Trustee, dated as of November 17, 2021. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	07/01/2026
Collection Period Ending:	07/31/2026
Previous Payment Date/Close Date:	07/15/2026
Payment Date	08/17/2026
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	57

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	65,449	10/31/2021	11/17/2021	1,524,382,044.50

Total	65,449			1,524,382,044.50

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	100,070,896.17

Monthly principal amounts
{2} Payments Received										{2}	6,195,327.86
{3} Repurchased Receivables										{3}	—
{4} Defaulted Receivables										{4}	1,590,702.21
{5} Cram Down Losses and Other Principal Adjustments										{5}	(22,799.30)
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	7,763,230.77

{8} End of period aggregate Principal Balance											{8}	92,307,665.40

{9} Pool Factor ({8}/ Original Pool Balance)											{9}	0.060554

II. NOTE BALANCE CALCULATION

						Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Total
{10} Original Note Balance					{10}	208,800,000.00	391,700,000.00	161,670,000.00	152,470,000.00	167,600,000.00	194,420,000.00	1,276,660,000.00

{11} Beginning of period Note Balance					{11}	—	—	—	—	—	31,323,128.71	31,323,128.71
{12} First Allocation of Principal					{12}	—	—	—	—	—	—	—
{13} Second Allocation of Principal					{13}	—	—	—	—	—	—	—
{14} Third Allocation of Principal					{14}	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal					{15}	—	—	—	—	—	—	—
{16} Regular Allocation of Principal					{16}	—	—	—	—	—	5,977,687.69	5,977,687.69
{17} Optional Purchase payment amount					{17}	—	—	—	—	—	—	—
{18} End of period Note Balance					{18}	—	—	—	—	—	25,345,441.02	25,345,441.02
{19} Note Pool Factors					{19}	—	—	—	—	—	0.130364	0.019853
{20} Principal payment per $1,000					{20}	—	—	—	—	—	30.75	4.68

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{21} Principal Payments Received										{21}	6,195,327.86
{22} Net Liquidation Proceeds										{22}	901,891.11
{23} Principal on Repurchased Receivables										{23}	—
{24} Interest on Repurchased Receivables										{24}	—
{25} Interest collected on Receivables										{25}	1,443,801.25
{26} Other amounts received										{26}	15,747.02
{27} Optional Purchase Price										{27}	—
{28} Reserve Account Excess Amount										{28}	—
{29} Reserve Account Draw Amount										{29}	—

{30} Total Available Funds											{30}	8,556,767.24

Distributions
{31} Indenture Trustee Fee										{31}	—
{32} Owner Trustee Fee										{32}	—
{33} Asset Representations Reviewer Fee										{33}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{34}	333,569.65	—	—	333,569.65						{34}	333,569.65

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{35}	Class A-1	—	0.20801%	33	ACT / 360	—				{35}	—
{36}	Class A-2	—	0.52%	30	30 / 360	—				{36}	—
{37}	Class A-3	—	0.79%	30	30 / 360	—				{37}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{38}	Class A-1	—	—	—						{38}	—
{39}	Class A-2	—	—	—						{39}	—
{40}	Class A-3	—	—	—						{40}	—

{41} First Allocation of Principal										{41}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{42}	Class B	—	1.11%	30	30 / 360	—				{42}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{43}	Class B	—	—	—						{43}	—

{44} Second Allocation of Principal										{44}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class C	—	1.47%	30	30 / 360	—				{45}	—

Class C Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class C	—	—	—	{46}	—

{47} Third Allocation of Principal	{47}	—

Class D Accrued Note Interest

Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class D	31,323,128.71	1.94%	30	30 / 360	50,639.06	{48}	50,639.06

Class D Accrued Note Interest

Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class D	—	—	—	{49}	—

{50} Fourth Allocation of Principal	{50}	—

{51} Reserve Account deposit	{51}	—
{52} Regular Allocation of Principal	{52}	5,977,687.69
{53} Optional Purchase Amount	{53}	—
{54} Distribution to residual interest holder	{54}	2,194,870.84

{55} Total Distribution Amount	{55}	8,556,767.24

IV. RECONCILIATION OF RESERVE ACCOUNT

{56} Beginning of period Reserve Account balance	{56}	15,243,820.45
{57} Deposit to Reserve Account	{57}	—
{58} Release from Reserve Account	{58}	—

{59} End of period Reserve Account balance	{59}	15,243,820.45

{60} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)	{60}	15,243,820.45
{61} Change in Reserve Account balance from prior period	{61}	—

V. OVERCOLLATERALIZATION

{62} Targeted Overcollateralization	{62}	66,962,224.38
{i} 23.00% of the Pool Balance of the last day of the related Collection Period PLUS:	{i}	21,230,763.04
{ii} 3.00% of the Pool Balance as of the Cut-off Date	{ii}	45,731,461.34

{63} End of period Principal Balance of the Receivables	{63}	92,307,665.40
{64} End of period Note Balance	{64}	25,345,441.02
{65} Overcollateralization amount at the end of the Collection Period	{65}	66,962,224.38
{66} Overcollateralization % at the end of the Collection Period	{66}	72.54%

VI. STATISTICAL DATA

Original	Previous	Current
{67} Principal Balance of the Receivables	{67}	1,524,382,044.50	100,070,896.17	92,307,665.40
{68} Weighted average coupon of the Receivables	{68}	18.29%	17.30%	17.20%
{69} Weighted average original term of the Receivables	{69}	71.18	72.04	72.07
{70} Weighted average remaining term of the Receivables	{70}	67.70	17.52	16.71
{71} Number of Receivables	{71}	65,449	11,828	11,347

VII. DELINQUENCY

Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{72} 31-60 days	{72}	1,919	18,888,269.58	20.46%
{73} 61-90 days	{73}	1,038	11,295,149.62	12.24%
{74} 91-120 days	{74}	275	2,944,282.80	3.19%
{75} 121 + days delinquent	{75}	—	—	0.00%
{76} Total	{76}	3,232	33,127,702.00	35.89%

{77} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)	{77}	15,483,793.94
{78} Delinquency Percentage as of the End of the Collection Period	{78}	16.77%
{79} Delinquency Trigger	{79}	35.00%
{80} Delinquency Trigger Occurred	{80}	No

VIII. REPOSSESSION INVENTORY

Units	Dollars
{81} Beginning of period Repossessed Inventory	{81}	186	2,456,177.55
{82} Vehicles Repossessed in current period	{82}	161	1,939,301.71
{83} Repossessed vehicles sold in current period	{83}	126	1,680,601.71
{84} Repossessed vehicles reinstated in current period	{84}	33	334,292.52
{85} Repossessed vehicle adjustment in current period	{85}	—	(702.42)
{86} End of period Repossessed Inventory	{86}	188	2,379,882.61

IX. CUMULATIVE NET LOSS RATIO

Units (a)	Dollars (a)
{87} Receivables becoming Defaulted Receivables during period	{87}	140	1,590,702.21
{88} Cram Down Losses occurring during period	{88}	10	(22,799.30)
{89} Liquidation Proceeds collected during period	{89}	778	901,891.11
{90} Net losses during period	{90}	666,011.80
(a) Unit count represents # of instances in period per line item

Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{91} Current Period Net Loss Ratio	{91}	666,011.80	96,189,280.79	0.69%
{92} Prior Period Net Loss Ratio	{92}	775,729.12	103,955,468.67	0.75%
{93} Second Prior Period Net Loss Ratio	{93}	539,602.00	111,880,516.78	0.48%
{94} Third Prior Period Net Loss Ratio	{94}	415,364.49	120,286,831.26	0.35%
{95} Rolling 3 prior month average Net Loss Ratio	{95}	0.52%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{96} Cumulative Net losses since Cut-off Date (beginning of period)	{96}	227,944,345.58
{97} Net losses during period	{97}	666,011.80
{98} Other Adjustments	{98}	—
{99} Cumulative Net losses since Cut-off Date (end of period)	{99}	228,610,357.38

{100} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{100}	15.00%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or a wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), (b) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of Regulation (EU) 2017/2402 of the European Parliament and of the Council of December 12, 2017 (the “EU Securitization Regulation”) and all relevant implementing regulations in relation thereto, all regulatory technical standards and implementing technical standards in relation thereto or applicable in relation thereto pursuant to any transitional arrangements made pursuant to the EU Securitization Regulation and, in each case, any relevant guidance published in relation thereto (collectively, together with the EU Securitization Regulation, the “EU SR Rules”), each as in effect and applicable on the Closing Date, and (c) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of the EU Securitization Regulation as it forms part of UK domestic law by operation of the European Withdrawal Act 2018 (as amended, “EUWA”) and as amended by the Securitisation (Amendment) (EU Exit) Regulations 2019 (the “UK Securitization Regulation”) and (i) all applicable binding technical standards made under the UK Securitization Regulation, (ii) any EU regulatory technical standards or implementing technical standards relating to the EU Securitization Regulation forming part of UK domestic law by operation of the EUWA, (iii) all relevant guidance, policy statements or directions relating to the application of the UK Securitization Regulation (or any binding technical standards) published by the Financial Conduct Authority and/or the Prudential Regulation Authority (or their successors), (iv) any guidelines relating to the application of the EU Securitization Regulation which are applicable in the UK, (v) any other transitional, saving or other provision relevant to the UK Securitization Regulation by virtue of operation of the EUWA and (vi) any other applicable laws, acts, statutory instruments, rules, guidance or policy statements published or enacted relating to the UK Securitization Regulation (collectively, together with the UK Securitization Regulation, the “UK SR Rules”), each as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR, the EU SR Rules and the UK SR Rules is referred to herein as the “Retained Interest.”

As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU SR Rules and the UK SR Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR, those EU SR Rules and those UK SR Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR, those EU SR Rules and those UK SR Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Drive Auto Receivables LLC (the “Securitizer”) and held by Drive Auto Receivables Trust 2021-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 1, 2026 to July 31, 2026. Please refer to the Form ABS-15G filed by the Securitizer on February 10, 2026 for additional information. The CIK number of the Securitizer is 0001383094.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Bank, N.A., as Servicer

By:	/s/ Collin Devlin
Name:	Collin Devlin
Title:	Vice President
Date:	August 10, 2026